Document and Entity Information	Jul. 31, 2024
Document and Entity Information
Document Type	8-K
Document Period End Date	Jul. 31, 2024
Entity Registrant Name	TRANSOCEAN LTD.
Entity Incorporation, State or Country Code	V8
Entity File Number	001-38373
Entity Tax Identification Number	98-0599916
Entity Address, Address Line One	Turmstrasse 30
Entity Address, City or Town	Steinhausen
Entity Address, Country	CH
Entity Address, Postal Zip Code	CH-6312
City Area Code	+41 (41)
Local Phone Number	749-0500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares
Trading Symbol	RIG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001451505
Amendment Flag	false